Income taxes	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Income taxes	Income taxes
The pre-approved plan document sponsor obtained an advisory opinion on June 30, 2020 in which the Internal Revenue Service stated that the Plan, as then designed, was in compliance with the applicable requirements of the Code. Although the Plan was amended after receiving the opinion letter, the Plan Administrator believes that the Plan is designed and is currently being operated in compliance with the applicable requirements of the Code. The Plan is exempt from federal income taxes. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.
The Plan Administrator has analyzed any income tax assets and liabilities of the Plan and has concluded that as of December 31, 2025 and 2024, there are no uncertain income tax positions taken or expected to be taken that would require recognition of a liability or asset, or disclosure in the financial statements. The Plan is subject to audits by taxing jurisdictions. However, there are currently no audits in progress for any tax periods.